RELATED PARTIES - General information (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and equivalents	$ 30,117,236	$ 28,401,283	$ 22,336,838	$ 22,193,004
Financial assets in credit operations		709,778
Loans and receivables	182,128,114	176,881,841
Other assets	427,220	462,890
Liabilities
Deposits	175,491,421	164,359,451
Financial liabilities	231,392,733	216,578,285
Other liabilities	8,729,382	9,007,953
Individuals with Control Over Entity [Member]
Assets
Financial assets in credit operations	2,936	2,680
Loans and receivables	9	9
Liabilities
Deposits	273,224	100,199
Accounts payable	561	38
Financial liabilities	3	1
Key management personnel of entity or parent [member]
Assets
Financial assets in credit operations	7,775	17,062
Loans and receivables	14	58
Liabilities
Deposits	27,000	21,726
Accounts payable	347	686
Financial liabilities	15	3
Associates [member]
Assets
Financial assets in investments	1,006,340	920,170
Financial assets in credit operations	1,148,522	1,443,476
Loans and receivables	12,243	8,105
Other assets	14,118	20,348
Liabilities
Deposits	97,097	70,960
Accounts payable	9,165	10,114
Financial liabilities	72	102
Other liabilities	1,937	25,040
Entities controlled by individuals [Member]
Assets
Financial assets in credit operations	1,513,287	1,513,218
Loans and receivables	2,958	3,329
Other assets	3,232	5,030
Liabilities
Deposits	1,290,574	570,558
Accounts payable	514,976	291,328
Financial liabilities	30,000	7
Other liabilities	714	194
Entities with joint control or significant influence over entity [member]
Assets
Financial assets in credit operations	122,964	102,958
Loans and receivables	241	17
Liabilities
Deposits	7,032	23,470
Accounts payable	$ 21	1
Other liabilities		$ 3